Commitments And Contingencies	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Commitments and Contingencies

28	Commitments and contingencies
Withholding, indirect and gaming taxes
As reflected in the critical accounting estimates and judgments disclosures in note 3, the Group reviews tax developments at each reporting date to determine if a provision should be recorded or a contingency disclosed. The Group assesses its tax liabilities taking into account current (and enacted but not yet implemented) tax law in conjunction with advice received from professional advisers and/or legal counsel. Management have assessed that the financial effect of such contingencies are either possible or probable but cannot be reliably measured due to considerable uncertainty regarding amount and/or timing.
Jumpman Limited is subject to an assessment from the HMRC totaling £21.5 million in respect of Remote Gaming Duty ("RGD") from 2018 to 2022. This amount has been reduced to £12.1 million as per the letter received from HMRC, dated May 21, 2024. On September 5, 2024, Jumpman amended its existing grounds of appeal to the Tribunal arguing that the original assessments should be nullified. On December 24, 2024, the Tribunal acknowledged receipt of Jumpman's application and the preliminary date for the hearing is set for July or August 2025. The Group does not consider it probable that the assessments will ultimately be payable, and as such, no provision has been made.
Legal contingencies
The business is party to pending litigation in various jurisdictions and with various plaintiffs in the normal course of business, including claims from customers within such jurisdictions as Austria, Germany and the Netherlands. The Group takes legal advice as to the likelihood of success of claims and counterclaims. No provision is recorded where, due to inherent uncertainties, no accurate quantification of any cost, or timing of such cost, which may arise from any of the legal proceedings can be determined.
Other contractual commitments
The Group entered into definitive agreements on May 8, 2024 to assume full control of its sportsbook software technology owned by Fusion. Refer to note 15 for further details on contractual commitments as of December 31, 2024.